AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX);

Class R (Ticker: ABREX); Class K (Ticker: ABKEX);

Class I (Ticker: ABIEX); Class Z (Ticker: ABZEX)

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

- Emerging Markets Portfolio

Emerging Markets Class (Ticker: SNEMX); Class Z (Ticker: EGMZX)

BERNSTEIN FUND, INC. (“Bernstein Fund”)

- International Strategic Equities Portfolio

SCB Class (Ticker: STESX);

Advisor Class (Ticker: STEYX);

Class Z (Ticker: STEZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated January 23, 2023 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
EMMA	July 29, 2022
SCB Funds	January 28, 2022
Bernstein Fund	January 28, 2022

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the following Funds.

EMMA

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Richard Cao	Since November 2022	Vice President of the Adviser
Christian DiClementi	Since 2021	Senior Vice President of the Adviser
Sammy Suzuki	Since January 2023	Senior Vice President of the Adviser

Emerging Markets Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Sergey Davalchenko	Since January 2022	Senior Vice President of the Manager
Stuart Rae	Since January 2023	Senior Vice President of the Manager
Nelson Yu	Since 2017	Senior Vice President of the Manager

International Strategic Equities Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Vivian Chen	Since January 2023	Senior Vice President of the Manager
Stuart Rae	Since 2015	Senior Vice President of the Manager

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The following replaces certain information under the heading “Management of the [Fund/Portfolios] – Portfolio Managers” in the Prospectuses for the following Funds.

EMMA

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Richard Cao; since November 2022; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a portfolio analyst, since prior to 2017.

Christian DiClementi; since 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Sammy Suzuki; since January 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017.

Emerging Markets Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Sergey Davalchenko; since January 2022; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2017.

Stuart Rae; since January 2023; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2017.

Nelson Yu; since 2017; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2017. Chief Investment Officer—Investment Sciences and Insights since 2021 and Head—Blend Strategies since 2017.

International Strategic Equities Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Vivian Chen; since January 2023; Senior Vice President of the Manager	Senior Vice President of the Manager, with which she has been associated since prior to 2017.

Stuart Rae; since 2015; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2017.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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